LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of calculation of loss per share
Loss per share attributable to Bausch Health Companies Inc. for 2021, 2020 and 2019 were calculated as follows:

(in millions, except per share amounts)	2021	2020	2019
Net loss attributable to Bausch Health Companies Inc.	$(948)	$(560)	$(1,788)
Basic and diluted weighted-average common shares	358.9	355.0	352.1
Basic and diluted loss per share attributable to Bausch Health Companies Inc.	$(2.64)	$(1.58)	$(5.08)